Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measure at Fair Value on a Recurring Basis
The following table sets forth the assets and liabilities that the Company measures at fair value on a recurring basis by level within the fair value hierarchy as of September 30, 2020 and December 31, 2019:

Assets/(Liabilities)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets and Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
September 30, 2020
Interest Rate Swap Liability	$(58,852)	$—	$(58,852)	$—
Corporate Owned Life Insurance Asset	$4,070	$—	$4,070	$—
Mutual Funds Asset	$6,054	$6,054	$—	$—
Deferred Compensation Liability	$(8,687)	$—	$(8,687)	$—
December 31, 2019
Interest Rate Swap Liability	$(24,146)	$—	$(24,146)	$—
Earn-out Liability (due to affiliates)	$(2,919)	$—	$—	$(2,919)
Corporate Owned Life Insurance Asset	$2,134	$—	$2,134	$—
Mutual Funds Asset	$6,983	$6,983	$—	$—
Deferred Compensation Liability	$(9,209)	$—	$(9,209)	$—

The following tables set forth the assets and liabilities that the Company measures at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2019 and 2018:

Assets/(Liabilities)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets and Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
December 31, 2019
Interest Rate Swap Liability	$(24,146)	$—	$(24,146)	$—
Earn-out Liability (due to affiliates)	$(2,919)	$—	$—	$(2,919)
Corporate Owned Life Insurance Asset	$2,134	$—	$2,134	$—
Mutual Funds Asset	$6,983	$6,983	$—	$—
Deferred Compensation Liability	$(9,209)	$—	$(9,209)	$—
December 31, 2018
Interest Rate Swap Asset	$5,245	$—	$5,245	$—
Interest Rate Swap Liability	$(6,962)	$—	$(6,962)	$—
Earn-out Liability (due to affiliates)	$(29,380)	$—	$—	$(29,380)

Quantitative Information Related to Non-recurring Fair Value Measurements for Impairment	The following table is a summary of the quantitative information related to the non-recurring
fair value measurement for the impairment of the Company’s real estate properties as of September 30, 2020:

	Range of Inputs or Inputs
Unobservable Inputs:	2200 Channahon Road	Houston Westway I	2275 Cabot Drive
Market rent per square foot	$2.00 to $3.00	$15.00 to $17.00	$11.00 to $12.00
Terminal capitalization rate	9.75%	7.75%	9.00%
Discount rate	14.00%	9.00%	10.25%
The following table is a summary of the quantitative information related to the non-recurring
fair value measurement for the impairment of the Company’s real estate properties as of December 31, 2019.

	Range of Inputs or Inputs
	December 31, 2019
Unobservable Inputs	2200 Channahon Road	Houston Westway I
Market rent per square foot	$2.00 to $3.00	$15.00 to $17.00
Terminal capitalization rate	9.25%	7.75%
Discount rate	10.50%	9.00%

The following table is a summary of the quantitative information related to the non-recurring
fair value measurement for the impairment on the Company’s investment in unconsolidated entities as of December 31, 2019:

Range of Inputs or Inputs
Unobservable Inputs	December 31, 2019
Market rent per kilowatt-hour (kWh)	$80.00 to $90.00
Terminal capitalization rate	6.00%
Discount rate	6.75%

Schedule of Carrying Values and Estimated Fair Values of Financial Instruments	The fair value of the ten mortgage loans in the table below is estimated by discounting each loan’s principal balance over the remaining term of the mortgage using current borrowing rates available to the Company for debt instruments with similar terms and maturities. The Company determined that the mortgage debt valuation in its entirety is classified in Level 2 of the fair value hierarchy, as the fair value is based on current pricing for debt with similar terms as the in-place
debt.

	September 30, 2020		December 31, 2019
	Fair Value	Carrying Value (1)	Fair Value	Carrying Value (1)
BOA Loan	$357,417	$375,000	$369,343	$375,000
BOA/KeyBank Loan	$263,840	$250,000	$264,101	$250,000
AIG Loan II	$120,651	$126,970	$122,258	$126,970
AIG Loan	$103,110	$104,352	$101,663	$105,762
Midland Mortgage Loan	$98,077	$98,687	$99,318	$100,249
Samsonite Loan	$21,418	$20,418	$22,103	$21,154
HealthSpring Mortgage Loan	$20,621	$20,340	$20,868	$20,723
Pepsi Bottling Ventures Loan	$19,054	$18,677	$—	$—
Highway 94 Loan	$14,663	$14,922	$15,101	$15,610
Emporia Partners Mortgage Loan	$1,780	$1,749	$2,105	$2,104

(1)	The carrying values do not include the debt premium/(discount) or deferred financing costs as of September 30, 2020 and December 31, 2019. See Note 5, Debt , for details.
The Company determined that the mortgage debt valuation in its entirety is classified in Level 2 of the fair value hierarchy, as the fair value is based on current pricing for debt with similar terms as the in-place
debt.

	December 31, 2019		December 31, 2018
	Fair Value	Carrying Value (1)	Fair Value	Carrying Value (1)
Samsonite	$22,103	$21,154	$22,440	$22,085
Highway 94 loan	$15,101	$15,610	$15,601	$16,497
AIG Loan II	$122,258	$126,970	$—	$—
BOA/KeyBank Loan	$264,101	$250,000	$—	$—
AIG Loan	$101,663	$105,762	$108,032	$107,562

(1)	The carrying values do not include the debt premium/(discount) or deferred financing costs as of December 31, 2019 and December 31, 2018. See Note 6, Debt , for details.